Revenue	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue
The following table presents the Company’s revenues disaggregated by revenue source:

	Nine Months Ended September 30,
	2020	2019
Platform subscription	$72,048	$60,849
Visits	90,936	25,681
Other	21,849	17,295

Total Revenue	$184,833	$103,825

Accounts Receivable, Net
Accounts receivable primarily consist of amounts billed currently due from customers. Accounts receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. In determining the amount of the allowance at each reporting date, the Company makes judgments about general economic conditions, historical write-off
experience and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Account balances are written off after all means of collection are exhausted and the potential for non-recovery
is determined to be probable. Adjustments to the allowance for doubtful accounts are recorded as general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.
Changes in the allowance for doubtful accounts were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Allowance for doubtful accounts, beginning of the period	$686	$396
Provisions	1,236	717
Write-offs	(589)	(427)

Allowance for doubtful accounts, end of the period	$1,333	$686

The Company has rights to consideration for services completed but not billed at the reporting date. Unbilled receivables are classified as receivables when the Company has the right to invoice the customer. The amount of unbilled accounts receivable was $3,294 and $1,622 as of September 30, 2020 and December 31, 2019, and has been included within accounts receivable on the condensed consolidated balance sheet.
Deferred Revenue
Contract liabilities consist of deferred revenue and include billings in advance of performance under the contract. Such amounts are recognized as revenue over the contractual period. For the nine-months ended September 30, 2020, the Company recognized revenue of $61,775 that was included in the corresponding contract liability balance at the beginning of the periods presented. For the nine-months ended September 30, 2019, the Company recognized revenue of $57,128 that was included in the corresponding contract liability balance at the beginning of the period presented.

Significant changes in the Company’s deferred revenue balance for the nine months ended September 30, 2020 and the year ended December 31, 2019 were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Total deferred revenue, beginning of the period	$77,386	$93,299
Additions	56,825	85,167
Recognized	(72,407)	(101,080)

Total deferred revenue, end of the period	$61,804	$77,386

	September 30, 2020	December 31, 2019
Current deferred revenue	54,324	66,490
Non-current deferred revenue	7,480	10,896

Total deferred revenue, end of the period	$61,804	$77,386

Transaction Price Allocated to Remaining Performance Obligations
As of September 30, 2020 and December 31, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $170,168 and $162,230, respectively. The substantial majority of the unsatisfied performance obligations will be satisfied over the next three years.
As it pertains to the December 31, 2019 amount, the Company expects to recognize 45% of the transaction price in the year ending December 31, 2020 in its condensed consolidated statement of operations and comprehensive loss with the remainder recognized thereafter. As it pertains to the September 30, 2020 amount, the Company expects to recognize 45% of the transaction price in the 12 month period ended September 30, 2021, in its condensed consolidated statement of operations and comprehensive loss with the remainder recognized thereafter.